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Pacific NoS Global EM Equity Active ETF
Fund Summary – Pacific NoS Global EM Equity Active ETF
Investment Objective
The Pacific NoS Global EM Equity Active ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Pacific NoS Global EM Equity Active ETF Pacific NoS Global EM Equity Active ETF Shares
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.75%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Pacific NoS Global EM Equity Active ETF | Pacific NoS Global EM Equity Active ETF Shares | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. The Fund is new and does not yet have a portfolio turnover rate to disclose.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests in a concentrated portfolio of equity and equity-related securities of large and mid-capitalization companies with market capitalization over USD 5 Billion at time of purchase and issued by Emerging Market Companies as described below. Equity and equity-related securities include common stock, preferred stock, and American Depositary Receipts (“ADRs”). North of South Capital LLP, the Fund’s sub-adviser (the “Sub-Adviser”), considers emerging market countries to be countries that are in the process of developing into modern industrialized states and, thus, display a high degree of potential but also entail a greater degree of risk. The Sub-Adviser considers a company to be an Emerging Market Company if the company’s securities are principally traded on an exchange in an Emerging Market (defined below) or the company derives 50% or more of its earnings from an Emerging Market (“Emerging Market Companies”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Emerging Market Companies. Further, the Fund will invest at least 40% of its assets, unless market conditions are deemed not favorable in which case the Fund would invest at least 30% of its assets, in companies organized or located in multiple countries outside the United States.

In selecting securities for the Fund, the Sub-Adviser considers a number of criteria including the location of a company’s principal activities and business interests, its source of revenue and location of its substantial assets, the valuation of the company relative to other large and mid-capitalization companies in the same industry or market as well as the valuations of the relevant market and the sentiment of investors with a view to choosing securities which have higher return potential.

The Sub-Adviser takes a value investing approach based on three guiding principles: (1) value investing (i.e., investing in companies that the Sub-Adviser believes the market is undervaluing and thus trade below their intrinsic value (having regard to such factors as book value, balance sheet cash, price to earnings ratio, franchise value and quality of management)) tends to outperform other styles over long periods of time; (2) value needs to be seen in the context of domestic risk free rate (i.e., equity securities need to be attractive relative to their domestic fixed income markets in order to perform over the long term; and (3) value needs to be assessed relative to the risk profile of the equity. The Sub-Adviser uses an extended version of the traditional equity risk premium calculation and includes factors such as liquidity of the stock, volatility of the stock, volatility of earnings, underlying company borrowing and subjective factors such as corporate governance.

Consistent with these principles, the Sub-Adviser aims to capitalize on the volatility and dispersion of returns across Emerging Market economies in order to achieve returns. The Sub-Adviser focuses on turning points in market values, seeking to identify where general market consensus is wrong and to find assets that are mispriced. To identify such market value inconsistencies, the Sub-Adviser conducts analysis that it compares with market expectations as implied by valuations and analyst forecasts.

The analysis the Sub-Adviser conducts includes a combination of top-down analysis and bottom-up company research, using robust tools such as proprietary valuation models. The Sub-Adviser then selects 20 to 50 investments to include in the Fund’s portfolio.

In selecting investments for the Fund, the Sub-Adviser will generally focus on large and mid-capitalization companies, which the Sub-Adviser considers to be companies with more than $5 billion in market capitalization at the time of initial purchase. Foreign securities held by the Fund are denominated in foreign currencies.

The Fund may sell a portfolio investment when, in the Sub-Adviser’s view: (1) the investment has become more expensive than its intrinsic value; (2) the investment is contributing excessive risk to the Fund’s portfolio because the price of the investment is increasing faster than the Sub-Adviser’s value benchmarks for the investment; or (3) the reasons supporting the investment are no longer valid such as when an investment’s fundamentals deteriorate or it no longer expresses the macro themes (a large scale economic or financial trend) identified by the Sub-Adviser.

The Fund may invest up to 15% of its assets in fixed income securities, where the Sub-Adviser considers the potential upside or ownership rights are greater than their equivalent equity. Such fixed income securities will include government and/or corporate bonds or other debt securities (such as certificates of deposit, treasury bills and commercial paper) which may have fixed or floating rates of interest and need not be of investment grade, as defined by Standard and Poor’s. The Fund may invest up to 10% of its net assets in below-investment grade securities.

The Fund may also invest in deposits, and money market instruments such as short-term treasury bonds and pooled investment vehicles. Any investment in pooled investment vehicles, including ETFs, shall not exceed in aggregate 10% of the NAV of the Fund and investment shall only be made in pooled investment vehicles which have investment policies similar to those of the Fund. In addition, as a hedge against currency risk, the Fund may invest in certain derivatives such as equity swaps and foreign currency forward contracts.

The Fund may invest up to 10% of its assets in fully funded participatory notes to gain exposure to certain jurisdictions where the Fund cannot gain direct market access (currently India, Sri Lanka, Vietnam, Saudi Arabia, Kuwait and Qatar). The participatory notes in which the Fund may invest will have the equities (as described above) as their underlying investment, to which the Fund could not otherwise gain exposure. The Fund may also invest up to 10% of its assets in China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges.

The Fund will only take long positions for investment purposes. The maximum anticipated long exposure of the Fund is 115% of its NAV (100% direct investment and 15% leveraged exposure). The Fund generally will take short exposures for hedging purposes only and the maximum anticipated exposure in this regard is 20% of NAV.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The Fund considers emerging market countries to include: Abu Dhabi, Argentina, Bahrain, Bangladesh, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic, Dubai, Egypt, Estonia, Georgia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Latvia, Lebanon, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Oman, Pakistan, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Russia, Saudi Arabia, Serbia, Singapore, Slovakia, Slovenia, South Africa, Sri Lanka, Taiwan, Tanzania, Thailand, Tunisia, Turkey, Ukraine, Uruguay, Vietnam, Zambia, and Zimbabwe (collectively, “Emerging Market(s)”).

The Fund expects to have significant exposure to issuers in China, Taiwan, and South Korea.

Principal Risks of Investing in the Fund
Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. When available, updated performance information will be available on the Fund’s website at https://www.pacificam.co.uk/geme-etf.

Pacific NoS Global EM Equity Active ETF | Risk Lose Money [Member]
As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Pacific NoS Global EM Equity Active ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Pacific NoS Global EM Equity Active ETF | ETF Risks
●	ETF Risks. The Fund is an exchange-traded fund and, as a result of this structure, it is exposed to the following risks:

o	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Fund shares, including brokerage commissions imposed by brokers and the variance in bid-ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

o	Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares, there may be demand for Fund shares thereby increasing the market price above net asset value (“NAV”), or lack of demand, which may decrease the market price below NAV, or in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. As a result of these considerations, Fund shares may trade at a material premium or discount to NAV or these factors may, in turn, lead to wider spreads between the bid and ask price of Fund shares. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o	Trading Risk. Shares of the Fund may trade on The Nasdaq Stock Market, LLC (the “Exchange”) above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. This can be reflected as a spread between the bid and ask prices for the Fund shares quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Pacific NoS Global EM Equity Active ETF | Liquidity Risk
●	Liquidity Risk. Liquidity risk exists when particular investments are or become difficult or impossible to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Securities of small-cap and mid-cap companies may be thinly traded. As a general matter, dealers recently have been less willing to make markets for fixed income securities. During times of market turmoil, there have been, and may be, no buyers for entire asset classes. The Fund’s investments in illiquid investments may reduce the return of the Fund because it may be unable to sell such illiquid investments at an advantageous time or price. Illiquid investments may also be difficult to value.

Pacific NoS Global EM Equity Active ETF | Foreign Securities Risk
●	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Pacific NoS Global EM Equity Active ETF | Emerging Markets Securities Risk
●	Emerging Markets Securities Risk. Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Pacific NoS Global EM Equity Active ETF | Issuer-Specific Risk
●	Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Pacific NoS Global EM Equity Active ETF | Market Risk – Equities
●	Market Risk – Equities. The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by the Sub-Adviser and the Sub-Adviser’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the value of an investment in the Fund.

Pacific NoS Global EM Equity Active ETF | Preferred Stock Risk
●	Preferred Stock Risk. Preferred stock is subordinated to bonds and other debt instruments in a company’s capital structure and, therefore, will be subject to greater credit risk than those debt instruments. In addition, preferred stock is subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments, and possibly being in heavily regulated industries.

Pacific NoS Global EM Equity Active ETF | Management Risk
●	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Fund’s principal investment strategies are dependent upon the Sub-Adviser’s security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process. The achievement of the investment objective of the Fund cannot be guaranteed and the Sub-Adviser’s management of the Fund may not produce the intended results.

Pacific NoS Global EM Equity Active ETF | Operational Risk
●	Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Pacific NoS Global EM Equity Active ETF | Value Investing Risk
●	Value Investing Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Sub-Adviser’s expected valuation.

Pacific NoS Global EM Equity Active ETF | Currency Exchange Rate Risk
●	Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Pacific NoS Global EM Equity Active ETF | Geographic Investment Risk
●	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund expects to have significant exposure to issuers in China, Taiwan, and South Korea.

o	Risks of Investing in the Asia-Pacific Region. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

o	Risks of Investing in China. Investments in China involve risks closely tied to the social, political, and economic conditions within China. The Chinese economy may experience slower growth if domestic or global demand for Chinese goods decreases significantly and/or key trading partners implement protectionist measures such as trade tariffs. China’s economy is also susceptible to economic recession, market inefficiency, rising inflation rates, volatility and pricing anomalies that may be connected to governmental influence, a lack of public information and/or social and political instability. The Chinese government maintains strict currency controls, regularly intervenes in the currency market, and plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital.

o	Risks of Investing in South Korea. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.

o	Risks of Investing in Taiwan. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerge economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Pacific NoS Global EM Equity Active ETF | Geopolitical Risk
●	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Pacific NoS Global EM Equity Active ETF | International Closed Market Trading Risk
●	International Closed Market Trading Risk. To the extent the Fund’s investments trade in markets that are closed when the Fund and the Exchange are open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Fund trading at a discount or premium to NAV greater than those incurred by other ETFs.

Pacific NoS Global EM Equity Active ETF | Investment Company and Exchange-Traded Fund Risk
●	Investment Company and Exchange-Traded Fund Risk. An investment company or other pooled investment vehicle, including any ETFs or money market funds, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. The Fund must pay its pro rata portion of an investment company’s fees and expenses. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the acquired investment companies or other pooled investment vehicles in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in investment companies or pooled investment vehicles.

Pacific NoS Global EM Equity Active ETF | Large-Capitalization Company Risk
●	Large-Capitalization Company Risk. The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Pacific NoS Global EM Equity Active ETF | Mid-Capitalization Company Risk
●	Mid-Capitalization Company Risk. Securities of mid-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.

Pacific NoS Global EM Equity Active ETF | Participatory Notes Risk
●	Participatory Notes Risk. Participatory notes (“P-notes”) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a fund that holds them to counterparty risk (and this risk may be amplified if a fund purchases P-notes from only a small number of issuers).

Pacific NoS Global EM Equity Active ETF | Fixed Income Securities Risk
●	Fixed Income Securities Risk. Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When a fund invests in fixed income securities the value of your investment in the fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to a fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause a fund’s share price to fluctuate or decline more than other types of equity investments. Fixed income securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Pacific NoS Global EM Equity Active ETF | Cash or Cash Equivalents Risk
●	Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Pacific NoS Global EM Equity Active ETF | Early Close/Trading Halt Risk
●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Pacific NoS Global EM Equity Active ETF | Risk Nondiversified Status [Member]
●	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse corporate, economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Pacific NoS Global EM Equity Active ETF | Derivatives Risk
●	Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

o	Forward Contracts Risk. There are no limits on daily price fluctuations of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (i.e., the difference between the price at which the counterparty is prepared to buy and the price at which it is prepared to sell).

o	Swap Agreement Risk. Swap agreements are generally traded in over-the-counter (“OTC”) markets and have only recently become subject to regulation by the U.S. Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants.

o	Leverage Risk. Using derivatives can create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of other funds that do not use such techniques.

Pacific NoS Global EM Equity Active ETF | Short Selling Risk
●	Short Selling Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit and leverage risks. The loss on a short sale or other short exposure, which, in some cases, may be theoretically unlimited, may be greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Pacific NoS Global EM Equity Active ETF | New/Smaller Fund Risk
●	New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies

Pacific NoS Global EM Equity Active ETF | China A-Shares Investment Risk
●	China A-Shares Investment Risk. The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Fund may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Fund’s investments in A-shares may become subject to frequent and widespread trading halts. In addition, trading through Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A-shares through Stock Connect.